Commitments and contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease commitments
2012			$ 1,413,000
2013	1,448,000		1,448,000
2014	1,102,000		1,102,000
2015	731,000		731,000
2016	282,000		282,000
Total	4,283,000		4,976,000
Rent expense
Rent expense	602,000	590,000	1,175,000	946,000	822,000
Drilling contracts
Drilling contracts
Future commitments	35,800,000		9,600,000
Stacked rig fees incurred					$ 1,600,000